LEASES (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 331,484
2025	335,595
2026	341,351
2027	350,587
Thereafter	1,587,941
Total	2,946,958
Less: amount representing interest	570,067
Present value of future minimum lease payments	2,376,891
Less: Current obligations	235,470	$ 11,261
Long-term obligations	$ 2,141,421	$ 31,041